CONDENSED CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (UNAUDITED) - USD ($)	Total	IPO [Member]	Common Stock [Member]	Common Stock [Member] IPO [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] IPO [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Accumulated Deficit [Member]	Total shareholders' (deficit) equity attributable to RenalytixAI [Member]	Total shareholders' (deficit) equity attributable to RenalytixAI [Member] IPO [Member]	Noncontrolling interests [Member]
Beginning balance at Jun. 30, 2020	$ 15,912,000		$ 179,000		$ 69,650,000		$ (1,200,000)	$ (52,717,000)	$ 15,912,000
Beginning balance, Shares at Jun. 30, 2020			59,416,134
Sale of ordinary shares, net of offering costs underwriting fees (Value)		$ 76,134,000		$ 40,000		$ 76,094,000				$ 76,134,000
Sale of ordinary shares, net of offering costs underwriting fees (Shares)				12,613,500
VericiDx distribution in specie					1,638,000		(25,000)		1,613,000		$ (1,613,000)
Stock-based compensation expense	501,000				501,000				501,000
Currency translation adjustments	2,188,000						2,255,000		2,255,000		(67,000)
Net loss	(7,614,000)							(7,221,000)	(7,221,000)		(393,000)
Ending balance at Sep. 30, 2020	87,121,000		$ 219,000		147,883,000		1,030,000	(59,938,000)	89,194,000		(2,073,000)
Ending balance, shares at Sep. 30, 2020			72,029,634
Beginning balance at Jun. 30, 2020	15,912,000		$ 179,000		69,650,000		(1,200,000)	(52,717,000)	15,912,000
Beginning balance, Shares at Jun. 30, 2020			59,416,134
Net loss	(25,516,000)
Ending balance at Mar. 31, 2021	80,026,000		$ 219,000		149,150,000		8,279,000	(77,622,000)	80,026,000		0
Ending balance, shares at Mar. 31, 2021			72,047,286
Beginning balance at Sep. 30, 2020	87,121,000		$ 219,000		147,883,000		1,030,000	(59,938,000)	89,194,000		(2,073,000)
Beginning balance, Shares at Sep. 30, 2020			72,029,634
VericiDx noncontrolling interest upon deconsolidation	2,296,000										2,296,000
Stock-based compensation expense	525,000				525,000				525,000
Currency translation adjustments	6,081,000						6,086,000		6,086,000		(5,000)
Net loss	(9,126,000)						0	(8,908,000)	(8,908,000)		(218,000)
Ending balance at Dec. 31, 2020	86,897,000		$ 219,000		148,408,000		7,116,000	(68,846,000)	86,897,000
Ending balance, shares at Dec. 31, 2020			72,029,634
Shares issued under the employee share purchase plan (Value)	111,000				111,000				111,000
Shares issued under the employee share purchase plan (Shares)			17,652
Stock-based compensation expense	631,000				631,000				631,000
Currency translation adjustments	1,163,000						1,163,000		1,163,000
Net loss	(8,776,000)							(8,776,000)	(8,776,000)
Ending balance at Mar. 31, 2021	80,026,000		$ 219,000		149,150,000		8,279,000	(77,622,000)	$ 80,026,000		$ 0
Ending balance, shares at Mar. 31, 2021			72,047,286
Beginning balance at Jun. 30, 2021	71,461,000		$ 220,000		150,407,000		8,276,000	(87,442,000)
Beginning balance, Shares at Jun. 30, 2021			72,197,286
Shares issued under the employee share purchase plan (Value)	120,000				120,000
Shares issued under the employee share purchase plan (Shares)			10,920
Stock-based compensation expense	997,000				997,000
Exercise of stock options (Value)	86,000				86,000
Exercise of stock options (Shares)			32,500
Currency translation adjustments	(2,585,000)						(2,585,000)
Net loss	(10,106,000)						0	(10,106,000)
Ending balance at Sep. 30, 2021	59,973,000		$ 220,000		151,610,000		5,691,000	(97,548,000)
Ending balance, shares at Sep. 30, 2021			72,240,706
Beginning balance at Jun. 30, 2021	$ 71,461,000		$ 220,000		150,407,000		8,276,000	(87,442,000)
Beginning balance, Shares at Jun. 30, 2021			72,197,286
Exercise of stock options (Shares)	100,724
Net loss	$ (40,123,000)
Ending balance at Mar. 31, 2022	29,415,000		$ 220,000		153,604,000		3,156,000	(127,565,000)
Ending balance, shares at Mar. 31, 2022			72,308,930
Beginning balance at Sep. 30, 2021	59,973,000		$ 220,000		151,610,000		5,691,000	(97,548,000)
Beginning balance, Shares at Sep. 30, 2021			72,240,706
Stock-based compensation expense	941,000				941,000
Exercise of stock options (Value)	111,000				111,000
Exercise of stock options (Shares)			68,224
Currency translation adjustments	97,000						97,000
Net loss	(15,322,000)							(15,322,000)
Ending balance at Dec. 31, 2021	45,800,000		$ 220,000		152,662,000		5,788,000	(112,870,000)
Ending balance, shares at Dec. 31, 2021			72,308,930
Stock-based compensation expense	942,000				942,000
Exercise of stock options (Value)					0
Currency translation adjustments	(2,632,000)						(2,632,000)
Net loss	(14,695,000)							(14,695,000)
Ending balance at Mar. 31, 2022	$ 29,415,000		$ 220,000		$ 153,604,000		$ 3,156,000	$ (127,565,000)
Ending balance, shares at Mar. 31, 2022			72,308,930